Pension benefits - Weighted-Average Asset Allocation of Funds Related to Defined Benefit Plan (Details)	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	100.00%	100.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	13.60%	12.70%
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	58.40%	70.00%
Real estate
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	11.00%	9.90%
Money market
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	16.50%	6.90%
Other
Defined Benefit Plan Disclosure [Line Items]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)	0.50%	0.50%